Leasing (Tables)	12 Months Ended
Sep. 30, 2024
Leasing [Abstract]
Schedule of Consolidated Balance Sheets and Components of Lease Expenses	The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
	As of September 30,
	2024	2023
Operating lease right-of-use assets, net	$653,730	$624,945
Operating lease liabilities-current	231,978	187,214
Operating lease liabilities-non-current	441,504	439,854
Total operating lease liabilities	$673,482	$627,068

The components of lease expenses were as follows:

	For the year ended September 30,
	2024	2023
Lease cost
Amortization of right-of-use assets	$224,451	$180,464
Interest of operating lease liabilities	23,048	14,774
Total lease cost	$247,499	$195,238

Schedule of Maturities of Lease Liabilities

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of September 30, 2024 were as follows:

USD

2025	254,218
2026	181,336
2027	160,629
2028	112,900
2029	13,005
Total minimum lease payments	722,088

Less: Interest	(48,606)
Present value of lease obligations	673,482
Less: Current portion	231,978
Non - current portion of lease obligations	441,504